Supplemental Guarantors Consolidating Condensed Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantors Consolidating Condensed Financial Information [Abstract]
Supplemental Guarantors Consolidating Condensed Financial Information
SUPPLEMENTAL GUARANTORS CONSOLIDATING CONDENSED FINANCIAL INFORMATION
On March 20, 2013, the Company completed a private placement of 9½% Senior Notes in the aggregate principal amount of $250.0 million. The Company’s payment obligations under the 9½% Senior Notes are jointly and severally guaranteed by substantially all of the Company's significant 100% owned U.S. subsidiaries (“Guarantor Subsidiaries”). All subsidiaries of the Company that do not guaranty the 9½% Senior Notes are referred to as Non-Guarantor Subsidiaries.
The consolidating condensed financial statements are presented below and should be read in connection with the Condensed Consolidated Financial Statements of the Company. Separate financial statements of the Guarantor Subsidiaries are not presented because (i) the Guarantor Subsidiaries are wholly-owned and have fully and unconditionally guaranteed the 9½% Senior Notes on a joint and several basis, and (ii) the Company’s management has determined such separate financial statements are not material to investors.
The following consolidating condensed financial information presents the consolidating condensed balance sheets as of March 31, 2013 and December 31, 2012, and the consolidating condensed statements of income, statements of comprehensive income and statements of cash flows for the three months ended March 31, 2013 and March 31, 2012 of (a) the Company; (b) the Guarantor Subsidiaries; (c) the Non-Guarantor Subsidiaries; (d) elimination entries; and (e) the Company, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis.
Investments in subsidiaries are accounted for on the equity method. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, intercompany transactions and intercompany sales.

CONSOLIDATING CONDENSED BALANCE SHEET
As of March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$25,308	$236	$—	$25,544
Receivables
Trade, net	—	27,026	16,569	—	43,595
Notes and other, net	—	33	2,068	—	2,101
Due from Seitel Holdings, Inc.	—	1,120	—	—	1,120
Intercompany receivables (payables)	26,878	437	(27,315)	—	—
Investment in subsidiaries	344,582	434,764	1,587	(780,933)	—
Net seismic data library	—	114,478	82,743	—	197,221
Net property and equipment	—	2,003	2,648	—	4,651
Prepaid expenses, deferred charges and other	7,376	3,047	617	—	11,040
Intangible assets, net	900	12,447	5,908	—	19,255
Goodwill	—	107,688	98,286	—	205,974
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$379,736	$728,435	$183,347	$(780,933)	$510,585
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$720	$37,613	$14,789	$—	$53,122
Income taxes payable	403	569	—	—	972
Senior Notes	250,000	—	—	—	250,000
Notes payable	12	—	—	—	12
Obligations under capital leases	—	73	2,917	—	2,990
Deferred revenue	—	46,681	4,667	—	51,348
Deferred income taxes	—	—	2,896	—	2,896
TOTAL LIABILITIES	251,135	84,936	25,269	—	361,340
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,998	—	—	—	398,998
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(270,397)	(121,253)	(19,484)	140,737	(270,397)
Accumulated other comprehensive income	—	—	20,644	—	20,644
TOTAL STOCKHOLDER’S EQUITY	128,601	643,499	158,078	(780,933)	149,245
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$379,736	$728,435	$183,347	$(780,933)	$510,585

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$33,120	$18,575	$(344)	$51,351
EXPENSES:
Depreciation and amortization	—	18,009	11,329	—	29,338
Cost of sales	—	38	1	—	39
Selling, general and administrative	285	4,463	2,983	(344)	7,387
	285	22,510	14,313	(344)	36,764
INCOME (LOSS) FROM OPERATIONS	(285)	10,610	4,262	—	14,587
Interest expense, net	(7,831)	(1,065)	(419)	—	(9,315)
Foreign currency exchange losses	—	—	(647)	—	(647)
Loss on early extinguishment of debt	(1,504)	—	—	—	(1,504)
Other income	—	1	—	—	1
Income (loss) before income taxes and equity in income of subsidiaries	(9,620)	9,546	3,196	—	3,122
Provision for income taxes	—	484	900	—	1,384
Equity in income of subsidiaries	11,358	2,296	—	(13,654)	—
NET INCOME	$1,738	$11,358	$2,296	$(13,654)	$1,738

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$1,738	$11,358	$2,296	$(13,654)	$1,738
Foreign currency translation adjustments	—	—	(3,077)	—	(3,077)
Comprehensive income (loss)	$1,738	$11,358	$(781)	$(13,654)	$(1,339)

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$39,128	$33,764	$(345)	$72,547
EXPENSES:
Depreciation and amortization	—	20,848	18,536	—	39,384
Cost of sales	—	86	11	—	97
Selling, general and administrative	253	5,016	3,168	(345)	8,092
	253	25,950	21,715	(345)	47,573
INCOME (LOSS) FROM OPERATIONS	(253)	13,178	12,049	—	24,974
Interest expense, net	(2,246)	(4,710)	(263)	—	(7,219)
Foreign currency exchange gains	—	—	411	—	411
Other income	1	80	—	—	81
Income (loss) before income taxes and equity in income of subsidiaries	(2,498)	8,548	12,197	—	18,247
Provision for income taxes	—	260	3,281	—	3,541
Equity in income of subsidiaries	17,204	8,916	—	(26,120)	—
NET INCOME	$14,706	$17,204	$8,916	$(26,120)	$14,706
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$14,706	$17,204	$8,916	$(26,120)	$14,706
Unrealized gains on securities held as available for sale, net of tax	—	85	—	—	85
Foreign currency translation adjustments	—	—	2,556	—	2,556
Comprehensive income	$14,706	$17,289	$11,472	$(26,120)	$17,347

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(17,861)	$42,050	$11,223	$—	$35,412
Cash flows from investing activities:
Cash invested in seismic data	—	(27,629)	(12,503)	—	(40,132)
Cash paid to acquire property, equipment and other	—	(192)	(144)	—	(336)
Advances to Seitel Holdings, Inc.	—	(246)	—	—	(246)
Net cash used in investing activities	—	(28,067)	(12,647)	—	(40,714)
Cash flows from financing activities:
Issuance of 9½% Senior Notes	250,000	—	—	—	250,000
Repayment of 9.75% Senior Notes	(275,000)	—	—	—	(275,000)
Principal payments on notes payable	(17)	—	—	—	(17)
Principal payments on capital lease obligations	—	(8)	(54)	—	(62)
Costs of debt transactions	(5,822)	—	—	—	(5,822)
Intercompany transfers	48,700	(49,200)	500	—	—
Net cash provided by (used in) financing activities	17,861	(49,208)	446	—	(30,901)
Effect of exchange rate changes	—	—	(144)	—	(144)
Net decrease in cash and cash equivalents	—	(35,225)	(1,122)	—	(36,347)
Cash and cash equivalents at beginning of period	—	60,533	1,358	—	61,891
Cash and cash equivalents at end of period	$—	$25,308	$236	$—	$25,544

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(13,179)	$27,843	$30,418	$—	$45,082
Cash flows from investing activities:
Cash invested in seismic data	—	(19,645)	(36,775)	—	(56,420)
Cash paid to acquire property, equipment and other	—	(201)	(49)	—	(250)
Advances to Seitel Holdings, Inc.	—	(4)	—	—	(4)
Net cash used in investing activities	—	(19,850)	(36,824)	—	(56,674)
Cash flows from financing activities:
Principal payments on notes payable	(16)	—	—	—	(16)
Principal payments on capital lease obligations	—	—	(42)	—	(42)
Intercompany transfers	13,195	(13,195)	—	—	—
Net cash provided by (used in) financing activities	13,179	(13,195)	(42)	—	(58)
Effect of exchange rate changes	—	—	171	—	171
Net decrease in cash and cash equivalents	—	(5,202)	(6,277)	—	(11,479)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$56,410	$7,005	$—	$63,415

SUPPLEMENTAL GUARANTORS CONSOLIDATING CONDENSED FINANCIAL INFORMATION
On February 14, 2007, the Company completed a private placement of 9.75% Senior Notes in the aggregate principal amount of $400.0 million. As of December 31, 2012, $275.0 million aggregate principal amount remains outstanding. The Company’s payment obligations under the 9.75% Senior Notes are jointly and severally guaranteed by certain of its 100% owned U.S. subsidiaries (“Guarantor Subsidiaries”). All subsidiaries of the Company that do not guaranty the 9.75% Senior Notes are referred to as Non-Guarantor Subsidiaries.
The consolidating condensed financial statements are presented below and should be read in connection with the Condensed Consolidated Financial Statements of the Company. Separate financial statements of the Guarantor Subsidiaries are not presented because (i) the Guarantor Subsidiaries are wholly-owned and have fully and unconditionally guaranteed the 9.75% Senior Notes on a joint and several basis, and (ii) the Company’s management has determined such separate financial statements are not material to investors.
The following consolidating condensed financial information presents the consolidating condensed balance sheets as of December 31, 2012 and December 31, 2011, and the consolidating condensed statements of operations, statements of comprehensive income (loss) and statements of cash flows for the years ended December 31, 2012, 2011 and 2010 of (a) the Company; (b) the Guarantor Subsidiaries; (c) the Non-Guarantor Subsidiaries; (d) elimination entries; and (e) the Company, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis.
Investments in subsidiaries are accounted for on the equity method. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, intercompany transactions and intercompany sales.

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$61,612	$13,282	$—	$74,894
Receivables
Trade, net	—	32,129	19,177	—	51,306
Notes and other, net	520	1,606	2,196	—	4,322
Due from Seitel Holdings, Inc.	—	861	—	—	861
Intercompany receivables (payables)	95,955	(78,614)	(17,341)	—	—
Investment in subsidiaries	272,268	416,322	1,448	(690,038)	—
Net seismic data library	—	63,259	57,435	—	120,694
Net property and equipment	—	1,897	3,142	—	5,039
Investment in marketable securities	—	262	—	—	262
Prepaid expenses, deferred charges and other	4,409	5,078	757	—	10,244
Intangible assets, net	900	16,462	9,452	—	26,814
Goodwill	—	107,688	98,150	—	205,838
Deferred income taxes	—	56	—	—	56
TOTAL ASSETS	$374,052	$628,618	$187,698	$(690,038)	$500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,050	$23,563	$26,937	$—	$60,550
Income taxes payable	81	—	1,383	—	1,464
Senior Notes	275,000	—	—	—	275,000
Notes payable	95	—	—	—	95
Obligations under capital leases	—	—	3,161	—	3,161
Deferred revenue	—	33,340	15,505	—	48,845
Deferred income taxes	—	—	1,375	—	1,375
TOTAL LIABILITIES	285,226	56,903	48,361	—	390,490
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,011	—	—	—	398,011
Parent investment	—	764,752	156,913	(921,665)	—
Retained deficit	(309,185)	(193,299)	(38,328)	231,627	(309,185)
Accumulated other comprehensive income	—	262	20,752	—	21,014
TOTAL STOCKHOLDER’S EQUITY	88,826	571,715	139,337	(690,038)	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$374,052	$628,618	$187,698	$(690,038)	$500,330

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$157,324	$84,435	$(1,301)	$240,458
EXPENSES:
Depreciation and amortization	—	88,724	51,030	—	139,754
Cost of sales	—	446	18	—	464
Selling, general and administrative	2,117	17,607	10,665	(1,301)	29,088
	2,117	106,777	61,713	(1,301)	169,306
INCOME (LOSS) FROM OPERATIONS	(2,117)	50,547	22,722	—	71,152
Interest expense, net	(21,542)	(6,015)	(1,454)	—	(29,011)
Foreign currency exchange gains (losses)	—	(4)	685	—	681
Gain on sale of marketable securities	—	230	—	—	230
Other income	21	759	—	—	780
Income (loss) before income taxes and equity in income of subsidiaries	(23,638)	45,517	21,953	—	43,832
Provision for income taxes	—	1,377	5,405	—	6,782
Equity in income of subsidiaries	60,688	16,548	—	(77,236)	—
NET INCOME	$37,050	$60,688	$16,548	$(77,236)	$37,050

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$37,050	$60,688	$16,548	$(77,236)	$37,050
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(32)	—	—	(32)
Less: Reclassification adjustment for realized gains included in earnings	—	(230)	—	—	(230)
Foreign currency translation adjustments	—	—	2,969	—	2,969
Comprehensive income	$37,050	$60,426	$19,517	$(77,236)	$39,757

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$152,759	$66,644	$(1,395)	$218,008
EXPENSES:
Depreciation and amortization	—	92,106	50,857	—	142,963
Cost of sales	—	88	12	—	100
Selling, general and administrative	1,503	19,626	11,915	(1,395)	31,649
	1,503	111,820	62,784	(1,395)	174,712
INCOME (LOSS) FROM OPERATIONS	(1,503)	40,939	3,860	—	43,296
Interest expense, net	(14,124)	(19,805)	(838)	—	(34,767)
Foreign currency exchange gains (losses)	—	4	(730)	—	(726)
Loss on early extinguishment of debt	(7,912)	—	—	—	(7,912)
Gain on sale of marketable securities	—	2,467	—	—	2,467
Other income	4	67	179	—	250
Income (loss) before income taxes and equity in income of subsidiaries	(23,535)	23,672	2,471	—	2,608
Provision (benefit) for income taxes	—	(418)	810	—	392
Equity in income of subsidiaries	25,751	1,661	—	(27,412)	—
NET INCOME	$2,216	$25,751	$1,661	$(27,412)	$2,216
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$2,216	$25,751	$1,661	$(27,412)	$2,216
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(373)	—	—	(373)
Less: Reclassification adjustment for realized gains included in earnings	—	(2,467)	—	—	(2,467)
Foreign currency translation adjustments	—	(1)	(3,036)	—	(3,037)
Comprehensive income (loss)	$2,216	$22,910	$(1,375)	$(27,412)	$(3,661)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$131,417	$47,892	$(3,753)	$175,556
EXPENSES:
Depreciation and amortization	—	126,593	48,999	—	175,592
Cost of sales	—	87	10	—	97
Selling, general and administrative	3,219	19,612	12,753	(3,753)	31,831
	3,219	146,292	61,762	(3,753)	207,520
LOSS FROM OPERATIONS	(3,219)	(14,875)	(13,870)	—	(31,964)
Interest expense, net	(20,115)	(20,173)	(248)	—	(40,536)
Foreign currency exchange gains	—	24	417	—	441
Gain on sale of marketable securities	—	4,188	—	—	4,188
Other income	2	319	125	—	446
Loss before income taxes and equity in loss of subsidiaries	(23,332)	(30,517)	(13,576)	—	(67,425)
Benefit for income taxes	—	(328)	(3,680)	—	(4,008)
Equity in loss of subsidiaries	(40,085)	(9,896)	—	49,981	—
NET LOSS	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE LOSS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net loss	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)
Unrealized gains on securities held as available for sale, net of tax:
Unrealized net holding gains arising during the period	—	4,117	—	—	4,117
Less: Reclassification adjustment for realized gains included in earnings	—	(4,188)	—	—	(4,188)
Foreign currency translation adjustments	—	1	6,947	—	6,948
Comprehensive loss	$(63,417)	$(40,155)	$(2,949)	$49,981	$(56,540)

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(27,325)	$133,731	$65,075	$—	$171,481
Cash flows from investing activities:
Cash invested in seismic data	—	(100,280)	(82,964)	—	(183,244)
Cash paid to acquire property, equipment and other	—	(1,278)	(144)	—	(1,422)
Net proceeds from sale of marketable securities	—	230	—	—	230
Cash from sale of property, equipment and other	—	90	—	—	90
Advances to Seitel Holdings, Inc.	—	(13)	—	—	(13)
Net cash used in investing activities	—	(101,251)	(83,108)	—	(184,359)
Cash flows from financing activities:
Principal payments on notes payable	(66)	—	—	—	(66)
Principal payments on capital lease obligations	—	(14)	(198)	—	(212)
Intercompany transfers	27,391	(33,541)	6,150	—	—
Net cash provided by (used in) financing activities	27,325	(33,555)	5,952	—	(278)
Effect of exchange rate changes	—	(4)	157	—	153
Net decrease in cash and cash equivalents	—	(1,079)	(11,924)	—	(13,003)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$60,533	$1,358	$—	$61,891

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,324)	$120,404	$45,743	$—	$126,823
Cash flows from investing activities:
Cash invested in seismic data	—	(68,145)	(58,834)	—	(126,979)
Cash paid to acquire property, equipment and other	—	(1,856)	(265)	—	(2,121)
Net proceeds from sale of marketable securities	—	2,467	—	—	2,467
Cash from sale of property, equipment and other	—	121	1	—	122
Advances to Seitel Holdings, Inc.	—	(755)	—	—	(755)
Repayment from Seitel Holdings, Inc.	—	50	—	—	50
Net cash used in investing activities	—	(68,118)	(59,098)	—	(127,216)
Cash flows from financing activities:
Contributed capital	125,000	—	—	—	125,000
Repayment of 9.75% Senior Notes	(131,094)	—	—	—	(131,094)
Repayment of 11.75% Senior Notes	(2,000)	—	—	—	(2,000)
Principal payments on notes payable	(59)	—	—	—	(59)
Principal payments on capital lease obligations	—	—	(164)	—	(164)
Borrowings on line of credit	—	—	737	—	737
Payments on line of credit	—	—	(737)	—	(737)
Costs of debt and equity transactions	(6,268)	—	(70)	—	(6,338)
Intercompany transfers	53,745	(65,745)	12,000	—	—
Net cash provided by (used in) financing activities	39,324	(65,745)	11,766	—	(14,655)
Effect of exchange rate changes	—	3	(32)	—	(29)
Net decrease in cash and cash equivalents	—	(13,456)	(1,621)	—	(15,077)
Cash and cash equivalents at beginning of period	—	75,068	14,903	—	89,971
Cash and cash equivalents at end of period	$—	$61,612	$13,282	$—	$74,894

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,719)	$115,561	$33,038	$—	$108,880
Cash flows from investing activities:
Cash invested in seismic data	—	(33,287)	(16,178)	—	(49,465)
Cash paid to acquire property, equipment and other	—	(380)	(147)	—	(527)
Net proceeds from sale of marketable securities	—	4,188	—	—	4,188
Cash from sale of property, equipment and other	—	86	—	—	86
Advances to Seitel Holdings, Inc.	—	(9)	—	—	(9)
Return of capital from subsidiary	—	4,501	(4,501)	—	—
Net cash used in investing activities	—	(24,901)	(20,826)	—	(45,727)
Cash flows from financing activities:
Principal payments on notes payable	(54)	—	—	—	(54)
Principal payments on capital lease obligations	—	—	(146)	—	(146)
Borrowings on line of credit	—	—	10	—	10
Payments on line of credit	—	—	(10)	—	(10)
Costs of debt and equity transactions	(65)	—	—	—	(65)
Intercompany transfers	39,838	(39,838)	—	—	—
Net cash provided by (used in) financing activities	39,719	(39,838)	(146)	—	(265)
Effect of exchange rate changes	—	25	788	—	813
Net decrease in cash and cash equivalents	—	50,847	12,854	—	63,701
Cash and cash equivalents at beginning of period	—	24,221	2,049	—	26,270
Cash and cash equivalents at end of period	$—	$75,068	$14,903	$—	$89,971